Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 22, 2017
Franklin ClearBridge Enhanced Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin ClearBridge Enhanced Income ETF (NAV)
Account Value	$ 23,578	$ 21,201	$ 17,530	$ 18,311	$ 16,050	$ 11,042	$ 12,054	$ 10,855	$ 10,000
ClearBridge Large Cap Growth ESG ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ClearBridge Large Cap Growth ESG ETF (NAV)
Account Value	$ 29,610	28,504	20,193	22,304	20,638	13,236	13,509	11,831	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 25,662	23,934	18,512	20,249	18,092	11,131	12,249	11,262	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 25,662	23,934	18,512	20,249	18,092	11,131	12,249	11,262	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 26,959	24,904	19,174	20,780	17,969	11,493	12,355	11,283	10,000
CBOE S&P 500 BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Account Value	$ 15,821	14,409	12,878	13,826	12,035	9,104	10,803	10,459	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 33,681	$ 31,255	$ 22,486	$ 25,237	$ 21,950	$ 13,487	$ 13,365	$ 11,854	$ 10,000